Subsequent Events (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) GWh	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Equity Method Investment	$ 1,276.7	$ 1,447.5	$ 1,406.3
Equity Method Investment, Ownership Percentage	50.00%
Generation and Marketing [Member]
Equity Method Investment	$ 337.6	$ 487.8	$ 467.0
Competitive Contracted Renewables | Generation and Marketing [Member]
Contracted Renewables GWs | GWh	1.4
Competitive Contracted Renewables NBV	$ 1,200.0
Equity Method Investment	$ 247.0
Equity Method Investment, Ownership Percentage	50.00%
Subsequent Event [Member] | Competitive Contracted Renewables | Generation and Marketing [Member]
Enterprise Value	$ 1,500.0
Indemnification	70.0
Proceeds from Sales of Assets	1,200.0
Anticipated Pretax Loss Range Lower	175.0
Anticipated Pretax Loss Range Upper	225.0
Anticipated After Tax Loss Range Lower	100.0
Anticipated After Tax Loss Range Upper	$ 150.0